Annual Fund Operating Expenses	Jul. 29, 2026
Aristotle Core Plus Income ETF | Aristotle Core Plus Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.45%
Aristotle Multi-Sector Income ETF | Aristotle Multi-Sector Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Aristotle Short Term Income ETF | Aristotle Short Term Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.39%

[1]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at an annual rate of 0.40% of the average net assets. The Supervision and Administration Fee is borne at an annual rate of 0.05% of the average net assets of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at an annual rate of 0.50% of the average net assets. The Supervision and Administration Fee is borne at an annual rate of 0.09% of the average net assets of the Fund.
[4]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at an annual rate of 0.25% of the average net assets. The Supervision and Administration Fee is borne at an annual rate of 0.14% of the average net assets of the Fund.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.